SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

1.	During April, 2025 and May, 2025, the Company issued 575,000 and 2,945,833 shares of common stock, respectively, following exercises of pre-funded warrants and warrants as described in Note 9(1) above.

2.	On April 9, 2025, the Company entered into a share purchase agreement (the “SPA”), by and among the Company, Yaaran Investments Ltd., a company organized under the laws of the State of Israel (“Yaaran”), and NTWO OFF, which provides for the sale by the Company to Yaaran of 4,200,000 ordinary shares of NTWO OFF, representing 100% of the Company’s shares of NTWO OFF, for NIS 15 thousand.

The SPA provides customary representations, warranties and covenants by the Company, NTWO OFF and Yaaran, and further provides that all obligations arising under the Stock Exchange Agreement, dated July 11, 2023, between the Company, Yaaran and NTWO OFF, as amended on July 24, 2023 and on August 13, 2023, will be null and void and of no further force and effect.

3.	On May 11, 2025 the board of directors of the Company approved the issuance of an equity grant to executive officers and consultants amounting to a total of 900,000 and 3,500,000 shares of common stock, par value $0.0001, respectively.
4.	On May 12, 2025, the Company, entered into a Purchase Agreement (the “Agreement”) with YA II PN, Ltd. (the “Investor”) pursuant to which the Investor committed to advance the Company the aggregate principal amount of $3,000, of which (i) up to $1,500 will be made available within 60 days following the date a new registration statement has been filed by the Company with the SEC registering the resale of the shares issuable pursuant to the Standby Equity Purchase Agreement dated as of December 22, 2023 (the “SEPA II”) between the Company and the Buyer (the “First Closing”), and (ii) up to $1,500 will be made available within 60 days following the date that said registration statement is declared effective by the SEC (the “Second Closing,” and together with the First Closing, each, a “Closing”). The Second Closing must take place within 180 days of the First Closing.

The Notes to be issued at each Closing will be issued at a purchase price equal to 100% of the amount advanced to the Company, bear interest at 8% per annum and mature 12 months from issuance. Sixty days after the issuance of each Note, the Company will pay the Investor in ten equal monthly installments $150 of principal and accrued and unpaid interest thereon. Such monthly installments can be made, at the option of the Company, in cash or by submitting an advance notice pursuant to the SEPA II, or any combination thereof. The Note provides for typical events of default, including the failure of the Company to remain on The Nasdaq Capital Market LLC or file with the SEC any periodic report; upon an event of default interest accrues at the rate of 18% per annum. The Company has the right to prepay all or a portion of the outstanding principal and accrued interest thereon by paying a $7,500 prepayment penalty on each monthly installment.

The Company paid the Investor a structuring fee of $15 and on May 13, 2025 issued, 675,675 shares to the Investor which represents $300 worth of shares based on the last closing price of the shares immediately before the execution and delivery of the Agreement.

NOTE 24 – SUBSEQUENT EVENTS

1.	On January 2, 2025, the Company consummated the Private Placement transactions contemplated by the securities purchase agreement, dated December 10, 2024, and issued 1,704,116 shares; pre-funded warrants to purchase 4,545,884 shares; and warrants to purchase 9,375,000 shares of the Company’s common stock at an exercise price of $0.24. The Company received gross proceeds of $1,500 as a result of such issuances.

During February and March 2025, the Company issued 1,573,265 and 1,747,620 shares of common stock, respectively, following exercises of pre-funded warrants.

On March 14, 2025, the Company issued 729,166 shares of common stock following exercises of 729,166 warrants at an exercise price of $0.24 for total consideration of $175. See note 13(20),

2.	On January 6, 2025, and February 12, 2025, the Company drew down €375 thousand (approximately $386) and €645 thousand (approximately $665), respectively, from the Pure Capital Credit Facility. See note 11(E).

3.	On February 10, 2025 the Company’s wholly owned subsidiary, NITO Renewable Energy, Inc. was formed under the laws of the State of Nevada.

4.	On February 24, 2025, the Company entered into a shareholders agreement (the “Italy Agreement”) with Solterra Brand Services Italy SRL (“SB”) and SB Impact 4 LTD, a wholly owned subsidiary of SB (“SBI4”) pursuant to which the Company will purchase 70% of SBI4 shares (on a fully diluted basis) from SB.

The Company will lend €2,300 thousand to SB14 for financing two battery storage projects in Sicily, Italy (the “Projects”). which loan accrues interest at 7% per annum. Additionally, the Italy Agreement provides for a right of repurchase of shares of SBI4 by SB in the event the Company does not furnish drawdown amounts in accordance with the terms of the Italy Agreement.

The net profit from sales of Projects will be split between the parties as follows: if the selling price per megawatt (“MW”) (i) does not exceed Euro 30,000, each party will receive profits according to its pro-rata share ownership of SBI4; (ii) exceeds Euro 30,000 up to Euro 60,000, per MW, SB will receive 40% of the profit (10% above its pro-rata share) and the Company will receive 60% of the profit; and (iii) exceeds Euro 60,000 per MW, SB will receive 50% of the net profit (20% above its pro-rata share) and the Company will receive 50% of the net profit.

5.	On February 25, 2025, the Company, entered into a securities purchase and exchange agreement (the “Mito Agreement”) with MitoCareX Bio Ltd., an Israeli private company (“MitoCareX”), SciSparc Ltd., an Israeli public company (“SciSparc”), Dr. Alon Silberman (“Alon”) and Prof. Ciro Leonardo Pierri (“Ciro”, together with SciSparc and Alon, the “Sellers”, and together with the Company, the “Parties”) pursuant to which the Company will acquire from each of the Sellers their respective ordinary shares, nominal (par) value NIS 0.01 each, of MitoCareX (the “Ordinary Shares”), thereby resulting in MitoCareX becoming a wholly-owned subsidiary of the Company.

The closing of the Mito Agreement is contingent upon, among other customary closing conditions, obtaining approval of the Company’s stockholders by the requisite majority. This approval has not yet been obtained.

On the closing date, SciSparc shall transfer and sell 6,622 Ordinary Shares to the Company, (the “Purchased Shares”), in consideration for a cash payment of $700; the Company will issue and deliver shares of Common Stock to the Sellers equal to 40% of the capital stock of the Company on a fully diluted basis, calculated as of immediately following the closing date (collectively, the “Exchanged Common Stock”); and as consideration for the Exchanged Common Stock, (1) Alon will transfer 11,166 Ordinary Shares to the Company, which will represent 100% of the Ordinary Shares owned by Alon as of the closing date; (2) Ciro will transfer 5,584 Ordinary Shares to the Company, which will represent 100% of the Ordinary Shares owned by Ciro as of the closing date; and (3) SciSparc will transfer 13,727 Ordinary Shares to the Company (“SciSparc’s Exchanged Shares” and together with Alon’s Shares and Ciro’s Shares, the “Exchanged Ordinary Shares”), which will represent 73% of the Ordinary Shares owned by SciSparc as of the closing date, such that, together with the Purchased Shares, the Company will receive 100% of SciSparc’s holdings in MitoCareX.

Following the closing, until December 31, 2028, the Sellers will have the right to receive such number of additional shares of Common Stock, for no additional consideration, in an aggregate amount of up to 25% of the issued and outstanding capital stock of the Company on a fully-diluted basis calculated as of immediately following the closing date in accordance with MitoCareX meeting certain milestones.

Immediately prior to the closing date, Alon will enter into an amended employment agreement with the Company and MitoCareX in connection with his employment as the Chief Executive Officer of MitoCareX, which provides, among other things, for a grant of restricted stock representing 5% of the capital stock of the Company on a fully diluted basis (calculated as of immediately following the closing date), pursuant to the Company’s 2022 Share Incentive Plan. Such shares will vest in three equal installments on each of the first, second and third anniversary of the closing date, subject to Alon’s continued employment with MitoCareX.

As additional consideration for the Exchanged Ordinary Shares, each of SciSparc, Alon and Ciro will receive, collectively, 30% of the gross proceeds of each financing transaction closed by the Company within five years of the closing, provided that the maximum amount payable to the foregoing parties will be $1,600.

Upon closing of the transactions contemplated by the Mito Agreement, the Company has committed to an initial investment of $1,000 in MitoCareX less any such amounts paid to MitoCareX pursuant to the loan agreement, dated December 22, 2024, among the Company, MitoCareX and L.I.A. Capital Ltd.

On March 12, 2025, the Company, entered into an additional Loan Agreement (the “Second Loan”) with MitoCareX, and Pure Capital pursuant to which the Company agreed to lend $250 to MitoCareX under the same conditions as the Loan granted on December 22, 2024. Any loan made by the Company to MitoCareX will be deducted from any future amount allocated by the Company to MitoCareX during the first year following the closing of Mito Agreement. See also note 4 above.